MANNING & NAPIER FUND, INC.

Supplement dated March 28, 2012 to the prospectus dated March 1, 2012 for the following Series and Classes:

Target Income Series - Classes C, I, K and R
Target 2010 Series - Classes C, I, K and R
Target 2020 Series - Classes C, I, K and R
Target 2030 Series - Classes C, I, K and R
Target 2040 Series - Classes C, I, K and R
Target 2050 Series - Classes C, I, K and R

In the Target 2040 Series Summary Section of the prospectus, the lowest quarterly return in the section titled “Summary of Past Performance” is hereby deleted and replaced with the following:

Lowest (quarter ended 9/30/11): (16.98%)